[LETTERHEAD OF PILGRIM GROUP, INC. ]

August 17, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Pilgrim Global Technology Fund, Inc.
         (formerly, Lexington Global Technology Fund, Inc.)
         (File Nos. 333-89733 and 811-9649)

Dear Sir or Madam:

     On behalf of Pilgrim Global Technology Fund, Inc.("Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on August 11, 2000 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent registration statement was filed electronically on August 11, 2000.

     If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (602) 417-8210.

                                Very truly yours,

                                /s/ Kimberly A. Anderson

                                Kimberly A. Anderson
                                Assistant Vice President & Assistant Secretary